CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS (Tables)	12 Months Ended
Jun. 30, 2013
CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS [Abstract]
Schedule of Notes Payable and Related Discounts

A summary of notes payable and related discounts as of June 30, 2013 is as follows:

	Principal	Unamortized Discount	Debt, Net of Discount
Third parties
Convertible notes payable	$206,640	$(14,477)	$192,163
Less current portion	206,640	(14,477)	192,163
Convertible notes payable, net of current portion	$-	$-	$-

Related parties
Convertible notes payable	$2,083,583	$(105,006)	$1,978,577
Less current portion	86,100	(6,839)	79,261
Convertible and non-convertible note payable, net of current portion	$1,997,483	$(98,167)	$1,899,316